Exhibit 99.1
MONTHLY SERVICER’S CERTIFICATE
AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.
AMERICAN EXPRESS ISSUANCE TRUST
SERIES 2005-1
The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as servicer (“TRS”), pursuant to the Amended and Restated Transfer and Servicing Agreement, dated as of November 1, 2007 (as may be amended and supplemented, the “Agreement”), among AMERICAN EXPRESS RECEIVABLES FINANCING CORPORATION V LLC, a Delaware limited liability company, as transferor, TRS, as servicer and administrator, AMERICAN EXPRESS ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and THE BANK OF NEW YORK, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:
     1. Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of November 1, 2007 (as amended and restated, the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2005-1 Indenture Supplement, dated as of September 16, 2005, between the Trust and the Indenture Trustee (as amended and supplemented, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.
     2. TRS is, as of the date hereof, the Servicer under the Agreement.
     3. The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
     4. This Certificate relates to the Payment Date occurring on January 15, 2010.
     5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
     6. The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default: None
     IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 12th day of January 2010.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By: Name:	/s/ Stephen J. Bakonyi Stephen J. Bakonyi
Title:	Vice President
ABS Operations

AMERICAN EXPRESS ISSUANCE TRUST
SERIES 2005-1
MONTHLY SERVICER STATEMENT

Monthly Period:	24-Nov-09 to 23-Dec-09
Record Date:	31-Dec-09
Payment Date:	15-Jan-10

TRUST TOTALS
TRUST ACTIVITY

1. Number of days in Monthly Period	30

2. Beginning of Monthly Period Number of Accounts	6,677,035

3. Beginning Principal Receivables, including any additions or removals during the Monthly Period	$7,262,158,880.82

3a. Addition of Principal Receivables	$0.00

3b. Removal of Principal Receivables	$0.00

4. Beginning Invested Amount of Collateral Certificates	NA

5. Beginning Excess Funding Account Amount	$0.00

6a. Beginning Required Pool Balance	$5,174,989,000.00

6b. Beginning Pool Balance	$7,262,158,880.82

7. Beginning Available Overconcentration Account Amount	$0.00

8. New Principal Receivables	$7,783,973,942.83

9. Principal Collections	$6,962,999,222.66

10. Gross Default Amount	$18,344,270.86

11. Ending Principal Receivables	$8,064,789,330.13

12. Ending Invested Amount of Collateral Certificates	$0.00

13. Ending Excess Funding Account Amount	$0.00

14. Ending Pool Balance	$8,064,789,330.13

15. Ending Required Pool Balance	$4,261,009,000.00

16. Ending Available Overconcentration Account Amount	$0.00

17. Required Overconcentration Account Amount	$0.00

18. End of Monthly Period Number of Accounts	6,667,043

TRUST TOTALS
TRUST PERFORMANCE

1. Principal Collections	$6,962,999,222.66

2. Principal Payment Rate	95.88%

3. Net Default Amount	$11,667,843.97

4. Annualized Net Default Rate	1.76%

5. Gross Default Amount	$18,344,270.86

6. Annualized Gross Default Rate	2.77%

7. Finance Charge Collections	$215,350,491.41

8. Trust Portfolio Yield (Net of Default)	30.73%

9. Delinquencies

31 - 60 Days Delinquent	$50,194,727.33

61 - 90 Days Delinquent	$22,907,974.52

90+ Days Delinquent	$52,102,897.28

Total 30+ Days Delinquent	$125,205,599.13

TRANSFEROR AMOUNT

1. Beginning Pool Balance	$7,262,158,880.82

2. Beginning Nominal Liquidation Amount	$5,174,989,000.00

3. Beginning Transferor Amount	$2,087,169,880.82

4. Ending Pool Balance	$8,064,789,330.13

5. Ending Nominal Liquidation Amount (after giving effect to any principal payments on the related Payment Date)	$4,261,009,000.00

6. Ending Transferor Amount (after giving effect to any principal payments on the related Payment Date)	$3,803,780,330.13

7. Ending Required Transferor Amount	$1,209,718,399.52

SERIES 2005-1 NOMINAL LIQUIDATION AMOUNT AS OF RELATED DISTRIBUTION DATE

1. Beginning Series 2005-1 Nominal Liquidation Amount	$600,000,000.00

2. Reimbursement of previous reductions in the Series 2005-1 Nominal Liquidation Amount	$0.00

3. Investor Charge-Offs	$0.00

4. Reallocated Principal Collections	$0.00

5. Principal Funding Account Deposit/(Withdrawal)	$0.00

6. Payments of principal of the Series 2005-1 Notes	$0.00

7. Ending Series 2005-1 Nominal Liquidation Amount	$600,000,000.00

	TRUST TOTALS	GROUP TOTALS
REALLOCATION GROUP A ALLOCATIONS

1. Nominal Liquidation Amount		$4,113,980,000.00

2. Finance Charge Collections	$215,350,491.41	$121,995,074.63

3. Interest		$2,265,146.05

4. Net Default Amount		$6,609,780.56

5. Servicing Fee paid to the servicer		$6,856,633.34

6. Additional Amounts		$0.00

SERIES 2005-1 ALLOCATIONS

1. Reallocation Group		Group A

2. Shared Excess Available Finance Charge Collections Group		Group A

3. Shared Excess Available Principal Collections Group		Group A

4. Opening Principal Funding Account Balance		$0.00

5. Series 2005-1 Floating Allocation Percentage		8.26%

6. Series 2005-1 Finance Charge Collections		$17,792,270.45

7. Series 2005-1 Reallocation Group A Finance Charge Collections		$17,607,162.61

8. Net Investment Proceeds from Principal Funding Account		$0.00

9. Amounts withdrawn from the Accumulation Reserve Account		$0.00

10. Series 2005-1 Available Finance Charge Collections		$17,607,162.61

11. Series 2005-1 Allocation of Shared Excess Available Finance Charge Collections		$0.00

12. Series 2005-1 LIBOR Determination Date		12/11/2009

13. Series 2005-1 Monthly Interest (15-Dec-09 to 14-Jan-10)		$145,250.51

14. Series 2005-1 Servicing Fee paid to the servicer		$1,000,000.00

15. Series 2005-1 Default Amount		$963,997.96

16. Series 2005-1 Principal Allocation Percentage		8.26%

17. Series 2005-1 Allocation of Principal Collections		575,283,411.19

18. Series 2005-1 Allocation of Shared Excess Available Principal Charge Collections		$0.00

19. Series 2005-1 Allocation of amounts withdrawn from the Overconcentration Account		$0.00

	TRUST TOTALS	GROUP TOTALS
APPLICATION OF SERIES 2005-1 AVAILABLE FINANCE CHARGE COLLECTIONS

1. Series 2005-1 Available Finance Charge Collections		$17,607,162.61

2. Class A Notes ($558,000,000)
a. Class A Monthly Interest (Note Interest Rate: 0.26313%)		$126,433.97
b. Class A Outstanding Monthly Interest		$0.00
c. Class A Additional Interest		$0.00
d. Class A Outstanding Additional Interest		$0.00

3. Class B Notes ($12,000,000)
a. Class B Monthly Interest (Note Interest Rate: 0.41313%)		$4,269.01
b. Class B Outstanding Monthly Interest		$0.00
c. Class B Additional Interest		$0.00
d. Class B Outstanding Additional Interest		$0.00

4. Class C Notes ($30,000,000)
a. Class C Monthly Interest (Note Interest Rate: 0.56313%)		$14,547.53
b. Class C Outstanding Monthly Interest		$0.00
c. Class C Additional Interest		$0.00
d. Class C Outstanding Additional Interest		$0.00

5. Series 2005-1 Servicing Fee paid to servicer		$1,000,000.00

6. Amount equal to Series 2005-1 Default Amount treated as Series 2005-1 Available Principal Collections		$963,997.96

7. Amount equal to unreimbursed reductions in the Series 2005-1 Nominal Liquidation Amount treated as Series 2005-1 Available Principal Collections		$0.00

8. Deposited to the Accumulation Reserve Account		$0.00

9. Deposited to the Class C Reserve Account		$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2005-1 notes treated as Series 2005-1 Available Principal Collections		$0.00

11. Remaining amount treated as Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections Group A		$15,497,914.14

12. Remaining amount paid to the holder of the Transferor Interest		$15,497,914.14

	TRUST TOTALS	GROUP TOTALS
APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2005-1

1. Shared Excess Available Finance Charge Collections		$0.00

2. Applied to fund Class A Monthly Interest and Class A Additional Interest and any past due Class A Monthly Interest and Class A Additional Interest		$0.00

3. Applied to fund Class B Monthly Interest and Class B Additional Interest and any past due Class B Monthly Interest and Class B Additional Interest		$0.00

4. Applied to fund Class C Monthly Interest and Class C Additional Interest and any past due Class C Monthly Interest and Class C Additional Interest		$0.00

5. Applied to unpaid Series 2005-1 Servicing Fee		$0.00

6. Amount equal to Series 2005-1 Default Amount treated as Series 2005-1 Available Principal Collections		$0.00

7. Amount equal to unreimbursed reductions in the Series 2005-1 Nominal Liquidation Amount treated as Series 2005-1 Available Principal Collections		$0.00

8. Deposited to the Accumulation Reserve Account		$0.00

9. Deposited to the Class C Reserve Account		$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2005-1 Notes treated as Series 2005-1 Available Principal Collections		$0.00

11. Remaining amount treated as Shared Excess Available Finance Charge Collections available to cover Series Available Finance Charge Collections Shortfalls		$0.00

12. Remaining amount paid to the holder of the Transferor Interest		$0.00

PRINCIPAL COLLECTIONS

1. Series 2005-1 Principal Allocation Percentage		8.26%

2. Series 2005-1 Principal Collections		$575,283,411.19

3. Reallocated Principal Collections required to pay shortfalls in interest on the Class A Notes or the Class B Notes or shortfalls in the Series 2005-1 Servicing Fee and past due amounts thereon		$0.00

4. Item 2 minus Item 3		$575,283,411.19

5. Other amounts treated as Series 2005-1 Available Principal Collections		$963,997.96

6. Series 2005-1 Available Principal Collections (total of items 4 and 5)		$576,247,409.15

	TRUST TOTALS	GROUP TOTALS
APPLICATION OF AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD

1. Treated as Shared Excess Available Principal Collections		$576,247,409.15

APPLICATION OF PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD

1. Principal Funding Account		$0.00

2. Treated as Shared Excess Available Principal Collections		$0.00

APPLICATION OF PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD

1. Class A Noteholders		$0.00

2. Class B Noteholders		$0.00

3. Class C Noteholders		$0.00

4. Treated as Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2005-1

1. Series 2005-1 Available Principal Collections Shortfall		$0.00

2. Shared Excess Available Principal Collections		$0.00

3. During the Controlled Accumulation Period:

3a. Amount deposited in the Principal Funding Account		$0.00

4. During the Early Amortization Period:

4a. Paid to the Class A Noteholders		$0.00

4b. Paid to the Class B Noteholders		$0.00

4c. Paid to the Class C Noteholders		$0.00

	TRUST TOTALS	GROUP TOTALS
SERIES 2005-1 PRINCIPAL FUNDING, ACCUMULATION, CLASS C RESERVE ACCOUNT

1. Principal Funding Account
Opening Balance		$0.00
Additions		$0.00
Withdrawals		$0.00
Ending Balance		$0.00

2. Investment Proceeds on Principal Funding Account		$0.00

3. Accumulation Reserve Account Amount
Opening Balance		$0.00
Additions		$0.00
Withdrawals		$0.00
Ending Balance		$0.00

4. Investment Proceeds on Accumulation Reserve Account		$0.00

5. Accumulation Reserve Account target amount		$0.00

6. Class C Reserve Account Amount
Opening Balance		$0.00
Additions		$0.00
Withdrawals		$0.00
Ending Balance		$0.00

7. Investment Proceeds on Class C Reserve Account		$0.00

8. Required Class C Reserve Account amount		$0.00

	TRUST TOTALS	GROUP TOTALS
PORTFOLIO PERFORMANCE DATA

1. Series 2005-1 Portfolio Yield
Current Monthly Period		33.75%
Prior Monthly Period		32.18%
Second Prior Monthly Period		33.23%

2. Series 2005-1 Quarterly Portfolio Yield		33.05%

3. Series 2005-1 Base Rate
Current Monthly Period		2.28%
Prior Monthly Period		2.29%
Second Prior Monthly Period		2.29%

4. Series 2005-1 Quarterly Base Rate		2.29%

5. Series 2005-1 Excess Spread Percentage
Current Monthly Period		31.47%
Prior Monthly Period		29.89%
Second Prior Monthly Period		30.94%

6. Series 2005-1 Quarterly Excess Spread Percentage		30.77%

Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?		Yes

7. Principal Payment Rate
Current Monthly Period		95.88%
Prior Monthly Period		93.45%
Second Prior Monthly Period		93.88%

8. Quarterly Principal Payment Rate		94.40%

Is the Quarterly Principal Payment Rate greater than 60%?		Yes

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By: Name:	/s/ Stephen J. Bakonyi Stephen J. Bakonyi
Title:	Vice President
ABS Operations

MONTHLY SERVICER’S CERTIFICATE
AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.
AMERICAN EXPRESS ISSUANCE TRUST
SERIES 2005-2
The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as servicer (“TRS”), pursuant to the Amended and Restated Transfer and Servicing Agreement, dated as of November 1, 2007 (as may be amended and supplemented, the “Agreement”), among AMERICAN EXPRESS RECEIVABLES FINANCING CORPORATION V LLC, a Delaware limited liability company, as transferor, TRS, as servicer and administrator, AMERICAN EXPRESS ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and THE BANK OF NEW YORK, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:
     1. Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of November 1, 2007 (as amended and restated, the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2005-2 Indenture Supplement, dated as of September 16, 2005, between the Trust and the Indenture Trustee (as amended and supplemented, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.
     2. TRS is, as of the date hereof, the Servicer under the Agreement.
     3. The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
     4. This Certificate relates to the Payment Date occurring on January 15, 2010.
     5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
     6. The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default: None
     IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 12th day of January 2010.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By:	/s/ Stephen J. Bakonyi

Name:	Stephen J. Bakonyi
Title:	Vice President
ABS Operations

AMERICAN EXPRESS ISSUANCE TRUST
SERIES 2005-2
MONTHLY SERVICER STATEMENT

Monthly Period:	24-Nov-09 to 23-Dec-09
Record Date:	31-Dec-09
Payment Date:	15-Jan-10

TRUST TOTALS
TRUST ACTIVITY

1. Number of days in Monthly Period	30

2. Beginning of Monthly Period Number of Accounts	6,677,035

3. Beginning Principal Receivables, including any additions or removals during the Monthly Period	$7,262,158,880.82

3a. Addition of Principal Receivables	$0.00

3b. Removal of Principal Receivables	$0.00

4. Beginning Invested Amount of Collateral Certificates	NA

5. Beginning Excess Funding Account Amount	$0.00

6a. Beginning Required Pool Balance	$5,174,989,000.00

6b. Beginning Pool Balance	$7,262,158,880.82

7. Beginning Available Overconcentration Account Amount	$0.00

8. New Principal Receivables	$7,783,973,942.83

9. Principal Collections	$6,962,999,222.66

10. Gross Default Amount	$18,344,270.86

11. Ending Principal Receivables	$8,064,789,330.13

12. Ending Invested Amount of Collateral Certificates	$0.00

13. Ending Excess Funding Account Amount	$0.00

14. Ending Pool Balance	$8,064,789,330.13

15. Ending Required Pool Balance	$4,261,009,000.00

16. Ending Available Overconcentration Account Amount	$0.00

17. Required Overconcentration Account Amount	$0.00

18. End of Monthly Period Number of Accounts	6,667,043

TRUST TOTALS
TRUST PERFORMANCE

1. Principal Collections	$6,962,999,222.66

2. Principal Payment Rate	95.88%

3. Net Default Amount	$11,667,843.97

4. Annualized Net Default Rate	1.76%

5. Gross Default Amount	$18,344,270.86

6. Annualized Gross Default Rate	2.77%

7. Finance Charge Collections	$215,350,491.41

8. Trust Portfolio Yield (Net of Default)	30.73%

9. Delinquencies

31 - 60 Days Delinquent	$50,194,727.33

61 - 90 Days Delinquent	$22,907,974.52

90+ Days Delinquent	$52,102,897.28

Total 30+ Days Delinquent	$125,205,599.13

TRANSFEROR AMOUNT

1. Beginning Pool Balance	$7,262,158,880.82

2. Beginning Nominal Liquidation Amount	$5,174,989,000.00

3. Beginning Transferor Amount	$2,087,169,880.82

4. Ending Pool Balance	$8,064,789,330.13

5. Ending Nominal Liquidation Amount (after giving effect to any principal payments on the related Payment Date)	$4,261,009,000.00

6. Ending Transferor Amount (after giving effect to any principal payments on the related Payment Date)	$3,803,780,330.13

7. Ending Required Transferor Amount	$1,209,718,399.52

SERIES 2005-2 NOMINAL LIQUIDATION AMOUNT AS OF RELATED DISTRIBUTION DATE

1. Beginning Series 2005-2 Nominal Liquidation Amount	$600,000,000.00

2. Reimbursement of previous reductions in the Series 2005-2 Nominal Liquidation Amount	$0.00

3. Investor Charge-Offs	$0.00

4. Reallocated Principal Collections	$0.00

5. Principal Funding Account Deposit/(Withdrawal)	$0.00

6. Payments of principal of the Series 2005-2 Notes	$0.00

7. Ending Series 2005-2 Nominal Liquidation Amount	$600,000,000.00

	TRUST TOTALS	GROUP TOTALS
REALLOCATION GROUP A ALLOCATIONS

1. Nominal Liquidation Amount		$4,113,980,000.00

2. Finance Charge Collections	$215,350,491.41	$121,995,074.63

3. Interest		$2,265,146.05

4. Net Default Amount		$6,609,780.56

5. Servicing Fee paid to the servicer		$6,856,633.34

6. Additional Amounts		$0.00

SERIES 2005-2 ALLOCATIONS

1. Reallocation Group		Group A

2. Shared Excess Available Finance Charge Collections Group		Group A

3. Shared Excess Available Principal Collections Group		Group A

4. Opening Principal Funding Account Balance		$0.00

5. Series 2005-2 Floating Allocation Percentage		8.26%

6. Series 2005-2 Finance Charge Collections		$17,792,270.45

7. Series 2005-2 Reallocation Group A Finance Charge Collections		$17,629,740.94

8. Net Investment Proceeds from Principal Funding Account		$0.00

9. Amounts withdrawn from the Accumulation Reserve Account		$0.00

10. Series 2005-2 Available Finance Charge Collections		$17,629,740.94

11. Series 2005-2 Allocation of Shared Excess Available Finance Charge Collections		$0.00

12. Series 2005-2 LIBOR Determination Date		12/11/2009

13. Series 2005-2 Monthly Interest (15-Dec-09 to 14-Jan-10)		$167,828.84

14. Series 2005-2 Servicing Fee paid to the servicer		$1,000,000.00

15. Series 2005-2 Default Amount		$963,997.96

16. Series 2005-2 Principal Allocation Percentage		8.26%

17. Series 2005-2 Allocation of Principal Collections		575,283,411.19

18. Series 2005-2 Allocation of Shared Excess Available Principal Charge Collections		$0.00

19. Series 2005-2 Allocation of amounts withdrawn from the Overconcentration Account		$0.00

	TRUST TOTALS	GROUP TOTALS
APPLICATION OF SERIES 2005-2 AVAILABLE FINANCE CHARGE COLLECTIONS

1. Series 2005-2 Available Finance Charge Collections		$17,629,740.94

2. Class A Notes ($558,000,000)
a. Class A Monthly Interest (Note Interest Rate: 0.30313%)		$145,653.97
b. Class A Outstanding Monthly Interest		$0.00
c. Class A Additional Interest		$0.00
d. Class A Outstanding Additional Interest		$0.00

3. Class B Notes ($12,000,000)
a. Class B Monthly Interest (Note Interest Rate: 0.51313%)		$5,302.34
b. Class B Outstanding Monthly Interest		$0.00
c. Class B Additional Interest		$0.00
d. Class B Outstanding Additional Interest		$0.00

4. Class C Notes ($30,000,000)
a. Class C Monthly Interest (Note Interest Rate: 0.65313%)		$16,872.53
b. Class C Outstanding Monthly Interest		$0.00
c. Class C Additional Interest		$0.00
d. Class C Outstanding Additional Interest		$0.00

5. Series 2005-2 Servicing Fee paid to servicer		$1,000,000.00

6. Amount equal to Series 2005-2 Default Amount treated as Series 2005-2 Available Principal Collections		$963,997.96

7. Amount equal to unreimbursed reductions in the Series 2005-2 Nominal Liquidation Amount treated as Series 2005-2 Available Principal Collections		$0.00

8. Deposited to the Accumulation Reserve Account		$0.00

9. Deposited to the Class C Reserve Account		$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2005-2 notes treated as Series 2005-2 Available Principal Collections		$0.00

11. Remaining amount treated as Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections Group A		$15,497,914.14

12. Remaining amount paid to the holder of the Transferor Interest		$15,497,914.14

	TRUST TOTALS	GROUP TOTALS
APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2005-2

1. Shared Excess Available Finance Charge Collections		$0.00

2. Applied to fund Class A Monthly Interest and Class A Additional Interest and any past due Class A Monthly Interest and Class A Additional Interest		$0.00

3. Applied to fund Class B Monthly Interest and Class B Additional Interest and any past due Class B Monthly Interest and Class B Additional Interest		$0.00

4. Applied to fund Class C Monthly Interest and Class C Additional Interest and any past due Class C Monthly Interest and Class C Additional Interest		$0.00

5. Applied to unpaid Series 2005-2 Servicing Fee		$0.00

6. Amount equal to Series 2005-2 Default Amount treated as Series 2005-2 Available Principal Collections		$0.00

7. Amount equal to unreimbursed reductions in the Series 2005-2 Nominal Liquidation Amount treated as Series 2005-2 Available Principal Collections		$0.00

8. Deposited to the Accumulation Reserve Account		$0.00

9. Deposited to the Class C Reserve Account		$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2005-2 Notes treated as Series 2005-2 Available Principal Collections		$0.00

11. Remaining amount treated as Shared Excess Available Finance Charge Collections available to cover Series Available Finance Charge Collections Shortfalls		$0.00

12. Remaining amount paid to the holder of the Transferor Interest		$0.00

PRINCIPAL COLLECTIONS

1. Series 2005-2 Principal Allocation Percentage		8.26%

2. Series 2005-2 Principal Collections		$575,283,411.19

3. Reallocated Principal Collections required to pay shortfalls in interest on the Class A Notes or the Class B Notes or shortfalls in the Series 2005-2 Servicing Fee and past due amounts thereon		$0.00

4. Item 2 minus Item 3		$575,283,411.19

5. Other amounts treated as Series 2005-2 Available Principal Collections		$963,997.96

6. Series 2005-2 Available Principal Collections (total of items 4 and 5)		$576,247,409.15

	TRUST TOTALS	GROUP TOTALS
APPLICATION OF AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD

1. Treated as Shared Excess Available Principal Collections		$576,247,409.15

APPLICATION OF PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD

1. Principal Funding Account		$0.00

2. Treated as Shared Excess Available Principal Collections		$0.00

APPLICATION OF PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD

1. Class A Noteholders		$0.00

2. Class B Noteholders		$0.00

3. Class C Noteholders		$0.00

4. Treated as Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2005-2

1. Series 2005-2 Available Principal Collections Shortfall		$0.00

2. Shared Excess Available Principal Collections		$0.00

3. During the Controlled Accumulation Period:

3a. Amount deposited in the Principal Funding Account		$0.00

4. During the Early Amortization Period:

4a. Paid to the Class A Noteholders		$0.00

4b. Paid to the Class B Noteholders		$0.00

4c. Paid to the Class C Noteholders		$0.00

	TRUST TOTALS	GROUP TOTALS
SERIES 2005-2 PRINCIPAL FUNDING, ACCUMULATION, CLASS C RESERVE ACCOUNT

1. Principal Funding Account
Opening Balance		$0.00
Additions		$0.00
Withdrawals		$0.00
Ending Balance		$0.00

2. Investment Proceeds on Principal Funding Account		$0.00

3. Accumulation Reserve Account Amount
Opening Balance		$0.00
Additions		$0.00
Withdrawals		$0.00
Ending Balance		$0.00

4. Investment Proceeds on Accumulation Reserve Account		$0.00

5. Accumulation Reserve Account target amount		$0.00

6. Class C Reserve Account Amount
Opening Balance		$0.00
Additions		$0.00
Withdrawals		$0.00
Ending Balance		$0.00

7. Investment Proceeds on Class C Reserve Account		$0.00

8. Required Class C Reserve Account amount		$0.00

	TRUST TOTALS	GROUP TOTALS
PORTFOLIO PERFORMANCE DATA

1. Series 2005-2 Portfolio Yield
Current Monthly Period		33.79%
Prior Monthly Period		32.22%
Second Prior Monthly Period		33.28%

2. Series 2005-2 Quarterly Portfolio Yield		33.10%

3. Series 2005-2 Base Rate
Current Monthly Period		2.32%
Prior Monthly Period		2.33%
Second Prior Monthly Period		2.34%

4. Series 2005-2 Quarterly Base Rate		2.33%

5. Series 2005-2 Excess Spread Percentage
Current Monthly Period		31.47%
Prior Monthly Period		29.89%
Second Prior Monthly Period		30.94%

6. Series 2005-2 Quarterly Excess Spread Percentage		30.77%

Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?		Yes

7. Principal Payment Rate
Current Monthly Period		95.88%
Prior Monthly Period		93.45%
Second Prior Monthly Period		93.88%

8. Quarterly Principal Payment Rate		94.40%

Is the Quarterly Principal Payment Rate greater than 60%?		Yes

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By: Name:	/s/ Stephen J. Bakonyi Stephen J. Bakonyi
Title:	Vice President
ABS Operations

MONTHLY SERVICER’S CERTIFICATE
AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.
AMERICAN EXPRESS ISSUANCE TRUST
SERIES 2007-1
The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as servicer (“TRS”), pursuant to the Amended and Restated Transfer and Servicing Agreement, dated as of November 1, 2007 (as may be amended and supplemented, the “Agreement”), among AMERICAN EXPRESS RECEIVABLES FINANCING CORPORATION V LLC, a Delaware limited liability company, as transferor, TRS, as servicer and administrator, AMERICAN EXPRESS ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and THE BANK OF NEW YORK, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:
     1. Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of November 1, 2007 (as amended and restated, the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2007-1 Indenture Supplement, dated as of November 01, 2007, between the Trust and the Indenture Trustee (as amended and supplemented, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.
     2. TRS is, as of the date hereof, the Servicer under the Agreement.
     3. The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
     4. This Certificate relates to the Payment Date occurring on January 15, 2010.
     5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
     6. The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default: None
     IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 12th day of January 2010.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer
By:	/s/ Stephen J. Bakonyi
Name:	Stephen J. Bakonyi
Title:	Vice President ABS Operations

AMERICAN EXPRESS ISSUANCE TRUST
SERIES 2007-1
MONTHLY SERVICER STATEMENT

Monthly Period:	24-Nov-09 to 23-Dec-09
Record Date:	31-Dec-09
Payment Date:	15-Jan-10

TRUST TOTALS
TRUST ACTIVITY

1. Number of days in Monthly Period	30

2. Beginning of Monthly Period Number of Accounts	6,677,035

3. Beginning Principal Receivables, including any additions or removals during the Monthly Period	$7,262,158,880.82

3a. Addition of Principal Receivables	$0.00

3b. Removal of Principal Receivables	$0.00

4. Beginning Invested Amount of Collateral Certificates	NA

5. Beginning Excess Funding Account Amount	$0.00

6a. Beginning Required Pool Balance	$5,174,989,000.00

6b. Beginning Pool Balance	$7,262,158,880.82

7. Beginning Available Overconcentration Account Amount	$0.00

8. New Principal Receivables	$7,783,973,942.83

9. Principal Collections	$6,962,999,222.66

10. Gross Default Amount	$18,344,270.86

11. Ending Principal Receivables	$8,064,789,330.13

12. Ending Invested Amount of Collateral Certificates	$0.00

13. Ending Excess Funding Account Amount	$0.00

14. Ending Pool Balance	$8,064,789,330.13

15. Ending Required Pool Balance	$4,261,009,000.00

16. Ending Available Overconcentration Account Amount	$0.00

17. Required Overconcentration Account Amount	$0.00

18. End of Monthly Period Number of Accounts	6,667,043

TRUST TOTALS
TRUST PERFORMANCE

1. Principal Collections	$6,962,999,222.66

2. Principal Payment Rate	95.88%

3. Net Default Amount	$11,667,843.97

4. Annualized Net Default Rate	1.76%

5. Gross Default Amount	$18,344,270.86

6. Annualized Gross Default Rate	2.77%

7. Finance Charge Collections	$215,350,491.41

8. Trust Portfolio Yield (Net of Default)	30.73%

9. Delinquencies

31 - 60 Days Delinquent	$50,194,727.33

61 - 90 Days Delinquent	$22,907,974.52

90+ Days Delinquent	$52,102,897.28

Total 30+ Days Delinquent	$125,205,599.13

TRANSFEROR AMOUNT

1. Beginning Pool Balance	$7,262,158,880.82

2. Beginning Nominal Liquidation Amount	$5,174,989,000.00

3. Beginning Transferor Amount	$2,087,169,880.82

4. Ending Pool Balance	$8,064,789,330.13

5. Ending Nominal Liquidation Amount (after giving effect to any principal payments on the related Payment Date)	$4,261,009,000.00

6. Ending Transferor Amount (after giving effect to any principal payments on the related Payment Date)	$3,803,780,330.13

7. Ending Required Transferor Amount	$1,209,718,399.52

SERIES 2007-1 NOMINAL LIQUIDATION AMOUNT AS OF RELATED DISTRIBUTION DATE

1. Beginning Series 2007-1 Nominal Liquidation Amount	$1,000,000,000.00

2. Reimbursement of previous reductions in the Series 2007-1 Nominal Liquidation Amount	$0.00

3. Investor Charge-Offs	$0.00

4. Reallocated Principal Collections	$0.00

5. Principal Funding Account Deposit/(Withdrawal)	$0.00

6. Payments of principal of the Series 2007-1 Notes	$0.00

7. Ending Series 2007-1 Nominal Liquidation Amount	$1,000,000,000.00

	TRUST TOTALS	GROUP TOTALS
REALLOCATION GROUP A ALLOCATIONS

1. Nominal Liquidation Amount		$4,113,980,000.00

2. Finance Charge Collections	$215,350,491.41	$121,995,074.63

3. Interest		$2,265,146.05

4. Net Default Amount		$6,609,780.56

5. Servicing Fee paid to the servicer		$6,856,633.34

6. Additional Amounts		$0.00

SERIES 2007-1 ALLOCATIONS

1. Reallocation Group		Group A

2. Shared Excess Available Finance Charge Collections Group		Group A

3. Shared Excess Available Principal Collections Group		Group A

4. Opening Principal Funding Account Balance		$0.00

5. Series 2007-1 Floating Allocation Percentage		13.77%

6. Series 2007-1 Finance Charge Collections		$29,653,784.08

7. Series 2007-1 Reallocation Group A Finance Charge Collections		$29,511,034.90

8. Net Investment Proceeds from Principal Funding Account		$0.00

9. Amounts withdrawn from the Accumulation Reserve Account		$0.00

10. Series 2007-1 Available Finance Charge Collections		$29,511,034.90

11. Series 2007-1 Allocation of Shared Excess Available Finance Charge Collections		$0.00

12. Series 2007-1 LIBOR Determination Date		12/11/2009

13. Series 2007-1 Monthly Interest (15-Dec-09 to 14-Jan-10)		$407,848.06

14. Series 2007-1 Servicing Fee paid to the servicer		$1,666,666.67

15. Series 2007-1 Default Amount		$1,606,663.27

16. Series 2007-1 Principal Allocation Percentage		13.77%

17. Series 2007-1 Allocation of Principal Collections		958,805,685.32

18. Series 2007-1 Allocation of Shared Excess Available Principal Charge Collections		$0.00

19. Series 2007-1 Allocation of amounts withdrawn from the Overconcentration Account		$0.00

	TRUST TOTALS	GROUP TOTALS
APPLICATION OF SERIES 2007-1 AVAILABLE FINANCE CHARGE COLLECTIONS

1. Series 2007-1 Available Finance Charge Collections		$29,511,034.90

2. Class A Notes ($930,000,000)
a. Class A Monthly Interest (Note Interest Rate: 0.43313%)		$346,864.94
b. Class A Outstanding Monthly Interest		$0.00
c. Class A Additional Interest		$0.00
d. Class A Outstanding Additional Interest		$0.00

3. Class B Notes ($30,000,000)
a. Class B Monthly Interest (Note Interest Rate: 0.78313%)		$20,230.86
b. Class B Outstanding Monthly Interest		$0.00
c. Class B Additional Interest		$0.00
d. Class B Outstanding Additional Interest		$0.00

4. Class C Notes ($40,000,000)
a. Class C Monthly Interest (Note Interest Rate: 1.18313%)		$40,752.26
b. Class C Outstanding Monthly Interest		$0.00
c. Class C Additional Interest		$0.00
d. Class C Outstanding Additional Interest		$0.00

5. Series 2007-1 Servicing Fee paid to servicer		$1,666,666.67

6. Amount equal to Series 2007-1 Default Amount treated as Series 2007-1 Available Principal Collections		$1,606,663.27

7. Amount equal to unreimbursed reductions in the Series 2007-1 Nominal Liquidation Amount treated as Series 2007-1 Available Principal Collections		$0.00

8. Deposited to the Accumulation Reserve Account		$0.00

9. Deposited to the Class C Reserve Account		$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2007-1 notes treated as Series 2007-1 Available Principal Collections		$0.00

11. Remaining amount treated as Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections Group A		$25,829,856.90

12. Remaining amount paid to the holder of the Transferor Interest		$25,829,856.90

	TRUST TOTALS	GROUP TOTALS
APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2007-1

1. Shared Excess Available Finance Charge Collections		$0.00

2. Applied to fund Class A Monthly Interest and Class A Additional Interest and any past due Class A Monthly Interest and Class A Additional Interest		$0.00

3. Applied to fund Class B Monthly Interest and Class B Additional Interest and any past due Class B Monthly Interest and Class B Additional Interest		$0.00

4. Applied to fund Class C Monthly Interest and Class C Additional Interest and any past due Class C Monthly Interest and Class C Additional Interest		$0.00

5. Applied to unpaid Series 2007-1 Servicing Fee		$0.00

6. Amount equal to Series 2007-1 Default Amount treated as Series 2007-1 Available Principal Collections		$0.00

7. Amount equal to unreimbursed reductions in the Series 2007-1 Nominal Liquidation Amount treated as Series 2007-1 Available Principal Collections		$0.00

8. Deposited to the Accumulation Reserve Account		$0.00

9. Deposited to the Class C Reserve Account		$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2007-1 Notes treated as Series 2007-1 Available Principal Collections		$0.00

11. Remaining amount treated as Shared Excess Available Finance Charge Collections available to cover Series Available Finance Charge Collections Shortfalls		$0.00

12. Remaining amount paid to the holder of the Transferor Interest		$0.00

PRINCIPAL COLLECTIONS

1. Series 2007-1 Principal Allocation Percentage		13.77%

2. Series 2007-1 Principal Collections		$958,805,685.32

3. Reallocated Principal Collections required to pay shortfalls in interest on the Class A Notes or the Class B Notes or shortfalls in the Series 2007-1 Servicing Fee and past due amounts thereon		$0.00

4. Item 2 minus Item 3		$958,805,685.32

5. Other amounts treated as Series 2007-1 Available Principal Collections		$1,606,663.27

6. Series 2007-1 Available Principal Collections (total of items 4 and 5)		$960,412,348.59

	TRUST TOTALS	GROUP TOTALS
APPLICATION OF AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD

1. Treated as Shared Excess Available Principal Collections		$960,412,348.59

APPLICATION OF PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD

1. Principal Funding Account		$0.00

2. Treated as Shared Excess Available Principal Collections		$0.00

APPLICATION OF PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD

1. Class A Noteholders		$0.00

2. Class B Noteholders		$0.00

3. Class C Noteholders		$0.00

4. Treated as Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2007-1

1. Series 2007-1 Available Principal Collections Shortfall		$0.00

2. Shared Excess Available Principal Collections		$0.00

3. During the Controlled Accumulation Period:

3a. Amount deposited in the Principal Funding Account		$0.00

4. During the Early Amortization Period:

4a. Paid to the Class A Noteholders		$0.00

4b. Paid to the Class B Noteholders		$0.00

4c. Paid to the Class C Noteholders		$0.00

	TRUST TOTALS	GROUP TOTALS
SERIES 2007-1 PRINCIPAL FUNDING, ACCUMULATION, CLASS C RESERVE ACCOUNT

1. Principal Funding Account
Opening Balance		$0.00
Additions		$0.00
Withdrawals		$0.00
Ending Balance		$0.00

2. Investment Proceeds on Principal Funding Account		$0.00

3. Accumulation Reserve Account Amount
Opening Balance		$0.00
Additions		$0.00
Withdrawals		$0.00
Ending Balance		$0.00

4. Investment Proceeds on Accumulation Reserve Account		$0.00

5. Accumulation Reserve Account target amount		$0.00

6. Class C Reserve Account Amount
Opening Balance		$0.00
Additions		$0.00
Withdrawals		$0.00
Ending Balance		$0.00

7. Investment Proceeds on Class C Reserve Account		$0.00

8. Required Class C Reserve Account amount		$0.00

	TRUST TOTALS	GROUP TOTALS
PORTFOLIO PERFORMANCE DATA

1. Series 2007-1 Portfolio Yield
Current Monthly Period		33.95%
Prior Monthly Period		32.36%
Second Prior Monthly Period		33.44%

2. Series 2007-1 Quarterly Portfolio Yield		33.25%

3. Series 2007-1 Base Rate
Current Monthly Period		2.47%
Prior Monthly Period		2.48%
Second Prior Monthly Period		2.49%

4. Series 2007-1 Quarterly Base Rate		2.48%

5. Series 2007-1 Excess Spread Percentage
Current Monthly Period		31.48%
Prior Monthly Period		29.88%
Second Prior Monthly Period		30.95%

6. Series 2007-1 Quarterly Excess Spread Percentage		30.77%

Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?		Yes

7. Principal Payment Rate
Current Monthly Period		95.88%
Prior Monthly Period		93.45%
Second Prior Monthly Period		93.88%

8. Quarterly Principal Payment Rate		94.40%

Is the Quarterly Principal Payment Rate greater than 60%?		Yes

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer
By:	/s/ Stephen J. Bakonyi
Name:	Stephen J. Bakonyi
Title:	Vice President ABS Operations

MONTHLY SERVICER’S CERTIFICATE
AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.
AMERICAN EXPRESS ISSUANCE TRUST
SERIES 2007-2
The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as servicer (“TRS”), pursuant to the Amended and Restated Transfer and Servicing Agreement, dated as of November 1, 2007 (as may be amended and supplemented, the “Agreement”), among AMERICAN EXPRESS RECEIVABLES FINANCING CORPORATION V LLC, a Delaware limited liability company, as transferor, TRS, as servicer and administrator, AMERICAN EXPRESS ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and THE BANK OF NEW YORK, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:
     1. Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of November 1, 2007 (as amended and restated, the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2007-2 Indenture Supplement, dated as of November 01, 2007, between the Trust and the Indenture Trustee (as amended and supplemented, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.
     2. TRS is, as of the date hereof, the Servicer under the Agreement.
     3. The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
     4. This Certificate relates to the Payment Date occurring on January 15, 2010.
     5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
     6. The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default: None
     IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 12th day of January 2010.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer
By:	/s/ Stephen J. Bakonyi
Name:	Stephen J. Bakonyi
Title:	Vice President ABS Operations

AMERICAN EXPRESS ISSUANCE TRUST
SERIES 2007-2
MONTHLY SERVICER STATEMENT

Monthly Period:	24-Nov-09 to 23-Dec-09
Record Date:	31-Dec-09
Payment Date:	15-Jan-10

TRUST TOTALS
TRUST ACTIVITY

1. Number of days in Monthly Period	30

2. Beginning of Monthly Period Number of Accounts	6,677,035

3. Beginning Principal Receivables, including any additions or removals during the Monthly Period	$7,262,158,880.82

3a. Addition of Principal Receivables	$0.00

3b. Removal of Principal Receivables	$0.00

4. Beginning Invested Amount of Collateral Certificates	NA

5. Beginning Excess Funding Account Amount	$0.00

6a. Beginning Required Pool Balance	$5,174,989,000.00

6b. Beginning Pool Balance	$7,262,158,880.82

7. Beginning Available Overconcentration Account Amount	$0.00

8. New Principal Receivables	$7,783,973,942.83

9. Principal Collections	$6,962,999,222.66

10. Gross Default Amount	$18,344,270.86

11. Ending Principal Receivables	$8,064,789,330.13

12. Ending Invested Amount of Collateral Certificates	$0.00

13. Ending Excess Funding Account Amount	$0.00

14. Ending Pool Balance	$8,064,789,330.13

15. Ending Required Pool Balance	$4,261,009,000.00

16. Ending Available Overconcentration Account Amount	$0.00

17. Required Overconcentration Account Amount	$0.00

18. End of Monthly Period Number of Accounts	6,667,043

TRUST TOTALS
TRUST PERFORMANCE

1. Principal Collections	$6,962,999,222.66

2. Principal Payment Rate	95.88%

3. Net Default Amount	$11,667,843.97

4. Annualized Net Default Rate	1.76%

5. Gross Default Amount	$18,344,270.86

6. Annualized Gross Default Rate	2.77%

7. Finance Charge Collections	$215,350,491.41

8. Trust Portfolio Yield (Net of Default)	30.73%

9. Delinquencies

31 - 60 Days Delinquent	$50,194,727.33

61 - 90 Days Delinquent	$22,907,974.52

90+ Days Delinquent	$52,102,897.28

Total 30+ Days Delinquent	$125,205,599.13

TRANSFEROR AMOUNT

1. Beginning Pool Balance	$7,262,158,880.82

2. Beginning Nominal Liquidation Amount	$5,174,989,000.00

3. Beginning Transferor Amount	$2,087,169,880.82

4. Ending Pool Balance	$8,064,789,330.13

5. Ending Nominal Liquidation Amount (after giving effect to any principal payments on the related Payment Date)	$4,261,009,000.00

6. Ending Transferor Amount (after giving effect to any principal payments on the related Payment Date)	$3,803,780,330.13

7. Ending Required Transferor Amount	$1,209,718,399.52

SERIES 2007-2 NOMINAL LIQUIDATION AMOUNT AS OF RELATED DISTRIBUTION DATE

1. Beginning Series 2007-2 Nominal Liquidation Amount	$1,000,000,000.00

2. Reimbursement of previous reductions in the Series 2007-2 Nominal Liquidation Amount	$0.00

3. Investor Charge-Offs	$0.00

4. Reallocated Principal Collections	$0.00

5. Principal Funding Account Deposit/(Withdrawal)	$0.00

6. Payments of principal of the Series 2007-2 Notes	$0.00

7. Ending Series 2007-2 Nominal Liquidation Amount	$1,000,000,000.00

	TRUST TOTALS	GROUP TOTALS
REALLOCATION GROUP A ALLOCATIONS

1. Nominal Liquidation Amount		$4,113,980,000.00

2. Finance Charge Collections	$215,350,491.41	$121,995,074.63

3. Interest		$2,265,146.05

4. Net Default Amount		$6,609,780.56

5. Servicing Fee paid to the servicer		$6,856,633.34

6. Additional Amounts		$0.00

SERIES 2007-2 ALLOCATIONS

1. Reallocation Group		Group A

2. Shared Excess Available Finance Charge Collections Group		Group A

3. Shared Excess Available Principal Collections Group		Group A

4. Opening Principal Funding Account Balance		$0.00

5. Series 2007-2 Floating Allocation Percentage		13.77%

6. Series 2007-2 Finance Charge Collections		$29,653,784.08

7. Series 2007-2 Reallocation Group A Finance Charge Collections		$29,556,071.01

8. Net Investment Proceeds from Principal Funding Account		$0.00

9. Amounts withdrawn from the Accumulation Reserve Account		$0.00

10. Series 2007-2 Available Finance Charge Collections		$29,556,071.01

11. Series 2007-2 Allocation of Shared Excess Available Finance Charge Collections		$0.00

12. Series 2007-2 LIBOR Determination Date		12/11/2009

13. Series 2007-2 Monthly Interest (15-Dec-09 to 14-Jan-10)		$452,884.17

14. Series 2007-2 Servicing Fee paid to the servicer		$1,666,666.67

15. Series 2007-2 Default Amount		$1,606,663.27

16. Series 2007-2 Principal Allocation Percentage		13.77%

17. Series 2007-2 Allocation of Principal Collections		958,805,685.32

18. Series 2007-2 Allocation of Shared Excess Available Principal Charge Collections		$0.00

19. Series 2007-2 Allocation of amounts withdrawn from the Overconcentration Account		$0.00

	TRUST TOTALS	GROUP TOTALS
APPLICATION OF SERIES 2007-2 AVAILABLE FINANCE CHARGE COLLECTIONS

1. Series 2007-2 Available Finance Charge Collections		$29,556,071.01

2. Class A Notes ($930,000,000)
a. Class A Monthly Interest (Note Interest Rate: 0.48313%)		$386,906.61
b. Class A Outstanding Monthly Interest		$0.00
c. Class A Additional Interest		$0.00
d. Class A Outstanding Additional Interest		$0.00

3. Class B Notes ($30,000,000)
a. Class B Monthly Interest (Note Interest Rate: 0.84313%)		$21,780.86
b. Class B Outstanding Monthly Interest		$0.00
c. Class B Additional Interest		$0.00
d. Class B Outstanding Additional Interest		$0.00

4. Class C Notes ($40,000,000)
a. Class C Monthly Interest (Note Interest Rate: 1.28313%)		$44,196.70
b. Class C Outstanding Monthly Interest		$0.00
c. Class C Additional Interest		$0.00
d. Class C Outstanding Additional Interest		$0.00

5. Series 2007-2 Servicing Fee paid to servicer		$1,666,666.67

6. Amount equal to Series 2007-2 Default Amount treated as Series 2007-2 Available Principal Collections		$1,606,663.27

7. Amount equal to unreimbursed reductions in the Series 2007-2 Nominal Liquidation Amount treated as Series 2007-2 Available Principal Collections		$0.00

8. Deposited to the Accumulation Reserve Account		$0.00

9. Deposited to the Class C Reserve Account		$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2007-2 notes treated as Series 2007-2 Available Principal Collections		$0.00

11. Remaining amount treated as Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections Group A		$25,829,856.90

12. Remaining amount paid to the holder of the Transferor Interest		$25,829,856.90

	TRUST TOTALS	GROUP TOTALS
APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2007-2

1. Shared Excess Available Finance Charge Collections		$0.00

2. Applied to fund Class A Monthly Interest and Class A Additional Interest and any past due Class A Monthly Interest and Class A Additional Interest		$0.00

3. Applied to fund Class B Monthly Interest and Class B Additional Interest and any past due Class B Monthly Interest and Class B Additional Interest		$0.00

4. Applied to fund Class C Monthly Interest and Class C Additional Interest and any past due Class C Monthly Interest and Class C Additional Interest		$0.00

5. Applied to unpaid Series 2007-2 Servicing Fee		$0.00

6. Amount equal to Series 2007-2 Default Amount treated as Series 2007-2 Available Principal Collections		$0.00

7. Amount equal to unreimbursed reductions in the Series 2007-2 Nominal Liquidation Amount treated as Series 2007-2 Available Principal Collections		$0.00

8. Deposited to the Accumulation Reserve Account		$0.00

9. Deposited to the Class C Reserve Account		$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2007-2 Notes treated as Series 2007-2 Available Principal Collections		$0.00

11. Remaining amount treated as Shared Excess Available Finance Charge Collections available to cover Series Available Finance Charge Collections Shortfalls		$0.00

12. Remaining amount paid to the holder of the Transferor Interest		$0.00

PRINCIPAL COLLECTIONS

1. Series 2007-2 Principal Allocation Percentage		13.77%

2. Series 2007-2 Principal Collections		$958,805,685.32

3. Reallocated Principal Collections required to pay shortfalls in interest on the Class A Notes or the Class B Notes or shortfalls in the Series 2007-2 Servicing Fee and past due amounts thereon		$0.00

4. Item 2 minus Item 3		$958,805,685.32

5. Other amounts treated as Series 2007-2 Available Principal Collections		$1,606,663.27

6. Series 2007-2 Available Principal Collections (total of items 4 and 5)		$960,412,348.59

	TRUST TOTALS	GROUP TOTALS
APPLICATION OF AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD

1. Treated as Shared Excess Available Principal Collections		$960,412,348.59

APPLICATION OF PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD

1. Principal Funding Account		$0.00

2. Treated as Shared Excess Available Principal Collections		$0.00

APPLICATION OF PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD

1. Class A Noteholders		$0.00

2. Class B Noteholders		$0.00

3. Class C Noteholders		$0.00

4. Treated as Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2007-2

1. Series 2007-2 Available Principal Collections Shortfall		$0.00

2. Shared Excess Available Principal Collections		$0.00

3. During the Controlled Accumulation Period:

3a. Amount deposited in the Principal Funding Account		$0.00

4. During the Early Amortization Period:

4a. Paid to the Class A Noteholders		$0.00

4b. Paid to the Class B Noteholders		$0.00

4c. Paid to the Class C Noteholders		$0.00

	TRUST TOTALS	GROUP TOTALS
SERIES 2007-2 PRINCIPAL FUNDING, ACCUMULATION, CLASS C RESERVE ACCOUNT

1. Principal Funding Account
Opening Balance		$0.00
Additions		$0.00
Withdrawals		$0.00
Ending Balance		$0.00

2. Investment Proceeds on Principal Funding Account		$0.00

3. Accumulation Reserve Account Amount
Opening Balance		$0.00
Additions		$0.00
Withdrawals		$0.00
Ending Balance		$0.00

4. Investment Proceeds on Accumulation Reserve Account		$0.00

5. Accumulation Reserve Account target amount		$0.00

6. Class C Reserve Account Amount
Opening Balance		$0.00
Additions		$0.00
Withdrawals		$0.00
Ending Balance		$0.00

7. Investment Proceeds on Class C Reserve Account		$0.00

8. Required Class C Reserve Account amount		$0.00

	TRUST TOTALS	GROUP TOTALS
PORTFOLIO PERFORMANCE DATA

1. Series 2007-2 Portfolio Yield
Current Monthly Period		34.01%
Prior Monthly Period		32.41%
Second Prior Monthly Period		33.50%

2. Series 2007-2 Quarterly Portfolio Yield		33.30%

3. Series 2007-2 Base Rate
Current Monthly Period		2.53%
Prior Monthly Period		2.53%
Second Prior Monthly Period		2.54%

4. Series 2007-2 Quarterly Base Rate		2.53%

5. Series 2007-2 Excess Spread Percentage
Current Monthly Period		31.48%
Prior Monthly Period		29.88%
Second Prior Monthly Period		30.96%

6. Series 2007-2 Quarterly Excess Spread Percentage		30.77%

Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?		Yes

7. Principal Payment Rate
Current Monthly Period		95.88%
Prior Monthly Period		93.45%
Second Prior Monthly Period		93.88%

8. Quarterly Principal Payment Rate		94.40%

Is the Quarterly Principal Payment Rate greater than 60%?		Yes

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer
By:	/s/ Stephen J. Bakonyi
Name:	Stephen J. Bakonyi
Title:	Vice President ABS Operations

MONTHLY SERVICER’S CERTIFICATE
AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.
AMERICAN EXPRESS ISSUANCE TRUST
SERIES 2008-1
The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as servicer (“TRS”), pursuant to the Amended and Restated Transfer and Servicing Agreement, dated as of November 1, 2007 (as may be amended and supplemented, the “Agreement”), among AMERICAN EXPRESS RECEIVABLES FINANCING CORPORATION V LLC, a Delaware limited liability company, as transferor, TRS, as servicer and administrator, AMERICAN EXPRESS ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and THE BANK OF NEW YORK, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:
     1. Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of November 1, 2007 (as amended and restated, the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2008-1 Indenture Supplement, dated as of April 03, 2008, between the Trust and the Indenture Trustee (as amended and supplemented, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.
     2. TRS is, as of the date hereof, the Servicer under the Agreement.
     3. The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
     4. This Certificate relates to the Payment Date occurring on January 15, 2010.
     5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
     6. The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default: None
     IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 12th day of January 2010.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By: Name:	/s/ Stephen J. Bakonyi Stephen J. Bakonyi
Title:	Vice President
ABS Operations

AMERICAN EXPRESS ISSUANCE TRUST
SERIES 2008-1
MONTHLY SERVICER STATEMENT

Monthly Period:	24-Nov-09 to 23-Dec-09
Record Date:	31-Dec-09
Payment Date:	15-Jan-10

TRUST TOTALS
TRUST ACTIVITY

1. Number of days in Monthly Period	30

2. Beginning of Monthly Period Number of Accounts	6,677,035

3. Beginning Principal Receivables, including any additions or removals during the Monthly Period	$7,262,158,880.82

3a. Addition of Principal Receivables	$0.00

3b. Removal of Principal Receivables	$0.00

4. Beginning Invested Amount of Collateral Certificates	NA

5. Beginning Excess Funding Account Amount	$0.00

6a. Beginning Required Pool Balance	$5,174,989,000.00

6b. Beginning Pool Balance	$7,262,158,880.82

7. Beginning Available Overconcentration Account Amount	$0.00

8. New Principal Receivables	$7,783,973,942.83

9. Principal Collections	$6,962,999,222.66

10. Gross Default Amount	$18,344,270.86

11. Ending Principal Receivables	$8,064,789,330.13

12. Ending Invested Amount of Collateral Certificates	$0.00

13. Ending Excess Funding Account Amount	$0.00

14. Ending Pool Balance	$8,064,789,330.13

15. Ending Required Pool Balance	$4,261,009,000.00

16. Ending Available Overconcentration Account Amount	$0.00

17. Required Overconcentration Account Amount	$0.00

18. End of Monthly Period Number of Accounts	6,667,043

TRUST TOTALS
TRUST PERFORMANCE

1. Principal Collections	$6,962,999,222.66

2. Principal Payment Rate	95.88%

3. Net Default Amount	$11,667,843.97

4. Annualized Net Default Rate	1.76%

5. Gross Default Amount	$18,344,270.86

6. Annualized Gross Default Rate	2.77%

7. Finance Charge Collections	$215,350,491.41

8. Trust Portfolio Yield (Net of Default)	30.73%

9. Delinquencies

31 - 60 Days Delinquent	$50,194,727.33

61 - 90 Days Delinquent	$22,907,974.52

90+ Days Delinquent	$52,102,897.28

Total 30+ Days Delinquent	$125,205,599.13

TRANSFEROR AMOUNT

1. Beginning Pool Balance	$7,262,158,880.82

2. Beginning Nominal Liquidation Amount	$5,174,989,000.00

3. Beginning Transferor Amount	$2,087,169,880.82

4. Ending Pool Balance	$8,064,789,330.13

5. Ending Nominal Liquidation Amount (after giving effect to any principal payments on the related Payment Date)	$4,261,009,000.00

6. Ending Transferor Amount (after giving effect to any principal payments on the related Payment Date)	$3,803,780,330.13

7. Ending Required Transferor Amount	$1,209,718,399.52

SERIES 2008-1 NOMINAL LIQUIDATION AMOUNT AS OF RELATED DISTRIBUTION DATE

1. Beginning Series 2008-1 Nominal Liquidation Amount	$913,980,000.00

2. Reimbursement of previous reductions in the Series 2008-1 Nominal Liquidation Amount	$0.00

3. Investor Charge-Offs	$0.00

4. Reallocated Principal Collections	$0.00

5. Principal Funding Account Deposit/(Withdrawal)	$0.00

6. Payments of principal of the Series 2008-1 Notes	$913,980,000.00

7. Ending Series 2008-1 Nominal Liquidation Amount	$0.00

	TRUST TOTALS	GROUP TOTALS
REALLOCATION GROUP A ALLOCATIONS

1. Nominal Liquidation Amount		$4,113,980,000.00

2. Finance Charge Collections	$215,350,491.41	$121,995,074.63

3. Interest		$2,265,146.05

4. Net Default Amount		$6,609,780.56

5. Servicing Fee paid to the servicer		$6,856,633.34

6. Additional Amounts		$0.00

SERIES 2008-1 ALLOCATIONS

1. Reallocation Group		Group A

2. Shared Excess Available Finance Charge Collections Group		Group A

3. Shared Excess Available Principal Collections Group		Group A

4. Opening Principal Funding Account Balance		$0.00

5. Series 2008-1 Floating Allocation Percentage		12.59%

6. Series 2008-1 Finance Charge Collections		$27,102,965.57

7. Series 2008-1 Reallocation Group A Finance Charge Collections		$27,691,065.18

8. Net Investment Proceeds from Principal Funding Account		$0.00

9. Amounts withdrawn from the Accumulation Reserve Account		$11.95

10. Series 2008-1 Available Finance Charge Collections		$27,691,077.13

11. Series 2008-1 Allocation of Shared Excess Available Finance Charge Collections		$0.00

12. Series 2008-1 LIBOR Determination Date		12/11/2009

13. Series 2008-1 Monthly Interest (15-Dec-09 to 14-Jan-10)		$1,091,334.47

14. Series 2008-1 Servicing Fee paid to the servicer		$1,523,300.00

15. Series 2008-1 Default Amount		$1,468,458.10

16. Series 2008-1 Principal Allocation Percentage		12.59%

17. Series 2008-1 Allocation of Principal Collections		876,329,220.27

18. Series 2008-1 Allocation of Shared Excess Available Principal Charge Collections		$36,182,321.63

19. Series 2008-1 Allocation of amounts withdrawn from the Overconcentration Account		$0.00

	TRUST TOTALS	GROUP TOTALS
APPLICATION OF SERIES 2008-1 AVAILABLE FINANCE CHARGE COLLECTIONS

1. Series 2008-1 Available Finance Charge Collections		$27,691,077.13

2. Class A Notes ($850,000,000)
a. Class A Monthly Interest (Note Interest Rate: 1.18313%)		$865,985.43
b. Class A Outstanding Monthly Interest		$0.00
c. Class A Additional Interest		$0.00
d. Class A Outstanding Additional Interest		$0.00

3. Class B Notes ($27,420,000)
a. Class B Monthly Interest (Note Interest Rate: 3.23313%)		$76,339.59
b. Class B Outstanding Monthly Interest		$0.00
c. Class B Additional Interest		$0.00
d. Class B Outstanding Additional Interest		$0.00

4. Class C Notes ($36,560,000)
a. Class C Monthly Interest (Note Interest Rate: 4.73313%)		$149,009.45
b. Class C Outstanding Monthly Interest		$0.00
c. Class C Additional Interest		$0.00
d. Class C Outstanding Additional Interest		$0.00

5. Series 2008-1 Servicing Fee paid to servicer		$1,523,300.00

6. Amount equal to Series 2008-1 Default Amount treated as Series 2008-1 Available Principal Collections		$1,468,458.10

7. Amount equal to unreimbursed reductions in the Series 2008-1 Nominal Liquidation Amount treated as Series 2008-1 Available Principal Collections		$0.00

8. Deposited to the Accumulation Reserve Account		$0.00

9. Deposited to the Class C Reserve Account		$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2008-1 notes treated as Series 2008-1 Available Principal Collections		$0.00

11. Remaining amount treated as Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections Group A		$23,607,984.56

12. Remaining amount paid to the holder of the Transferor Interest		$23,607,984.56

	TRUST TOTALS	GROUP TOTALS
APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2008-1

1. Shared Excess Available Finance Charge Collections		$0.00

2. Applied to fund Class A Monthly Interest and Class A Additional Interest and any past due Class A Monthly Interest and Class A Additional Interest		$0.00

3. Applied to fund Class B Monthly Interest and Class B Additional Interest and any past due Class B Monthly Interest and Class B Additional Interest		$0.00

4. Applied to fund Class C Monthly Interest and Class C Additional Interest and any past due Class C Monthly Interest and Class C Additional Interest		$0.00

5. Applied to unpaid Series 2008-1 Servicing Fee		$0.00

6. Amount equal to Series 2008-1 Default Amount treated as Series 2008-1 Available Principal Collections		$0.00

7. Amount equal to unreimbursed reductions in the Series 2008-1 Nominal Liquidation Amount treated as Series 2008-1 Available Principal Collections		$0.00

8. Deposited to the Accumulation Reserve Account		$0.00

9. Deposited to the Class C Reserve Account		$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2008-1 Notes treated as Series 2008-1 Available Principal Collections		$0.00

11. Remaining amount treated as Shared Excess Available Finance Charge Collections available to cover Series Available Finance Charge Collections Shortfalls		$0.00

12. Remaining amount paid to the holder of the Transferor Interest		$0.00

PRINCIPAL COLLECTIONS

1. Series 2008-1 Principal Allocation Percentage		12.59%

2. Series 2008-1 Principal Collections		$876,329,220.27

3. Reallocated Principal Collections required to pay shortfalls in interest on the Class A Notes or the Class B Notes or shortfalls in the Series 2008-1 Servicing Fee and past due amounts thereon		$0.00

4. Item 2 minus Item 3		$876,329,220.27

5. Other amounts treated as Series 2008-1 Available Principal Collections		$1,468,458.10

6. Series 2008-1 Available Principal Collections (total of items 4 and 5)		$877,797,678.37

	TRUST TOTALS	GROUP TOTALS
APPLICATION OF AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD

1. Treated as Shared Excess Available Principal Collections		$0.00

APPLICATION OF PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD

1. Principal Funding Account		$877,797,678.37

2. Treated as Shared Excess Available Principal Collections		$0.00

APPLICATION OF PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD

1. Class A Noteholders		$0.00

2. Class B Noteholders		$0.00

3. Class C Noteholders		$0.00

4. Treated as Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2008-1

1. Series 2008-1 Available Principal Collections Shortfall		$36,182,321.63

2. Shared Excess Available Principal Collections		$36,182,321.63

3. During the Controlled Accumulation Period:

3a. Amount deposited in the Principal Funding Account		$36,182,321.63

4. During the Early Amortization Period:

4a. Paid to the Class A Noteholders		$0.00

4b. Paid to the Class B Noteholders		$0.00

4c. Paid to the Class C Noteholders		$0.00

	TRUST TOTALS	GROUP TOTALS
SERIES 2008-1 PRINCIPAL FUNDING, ACCUMULATION, CLASS C RESERVE ACCOUNT

1. Principal Funding Account
Opening Balance		$0.00
Additions		$913,980,000.00
Withdrawals		$913,980,000.00
Ending Balance		$0.00

2. Investment Proceeds on Principal Funding Account		$0.00

3. Accumulation Reserve Account Amount
Opening Balance		$913,980.00
Additions		$0.00
Withdrawals		$913,980.00
Ending Balance		$0.00

4. Investment Proceeds on Accumulation Reserve Account		$11.95

5. Accumulation Reserve Account target amount		$913,980.00

6. Class C Reserve Account Amount
Opening Balance		$0.00
Additions		$0.00
Withdrawals		$0.00
Ending Balance		$0.00

7. Investment Proceeds on Class C Reserve Account		$0.00

8. Required Class C Reserve Account amount		$0.00

	TRUST TOTALS	GROUP TOTALS
PORTFOLIO PERFORMANCE DATA

1. Series 2008-1 Portfolio Yield
Current Monthly Period		34.91%
Prior Monthly Period		33.23%
Second Prior Monthly Period		34.43%

2. Series 2008-1 Quarterly Portfolio Yield		34.19%

3. Series 2008-1 Base Rate
Current Monthly Period		3.39%
Prior Monthly Period		3.39%
Second Prior Monthly Period		3.40%

4. Series 2008-1 Quarterly Base Rate		3.39%

5. Series 2008-1 Excess Spread Percentage
Current Monthly Period		31.52%
Prior Monthly Period		29.83%
Second Prior Monthly Period		31.03%

6. Series 2008-1 Quarterly Excess Spread Percentage		30.79%

Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?		Yes

7. Principal Payment Rate
Current Monthly Period		95.88%
Prior Monthly Period		93.45%
Second Prior Monthly Period		93.88%

8. Quarterly Principal Payment Rate		94.40%

Is the Quarterly Principal Payment Rate greater than 60%?		Yes

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By: Name:	/s/ Stephen J. Bakonyi Stephen J. Bakonyi
Title:	Vice President
ABS Operations

MONTHLY SERVICER’S CERTIFICATE
AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.
AMERICAN EXPRESS ISSUANCE TRUST
SERIES 2008-2
The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as servicer (“TRS”), pursuant to the Amended and Restated Transfer and Servicing Agreement, dated as of November 1, 2007 (as may be amended and supplemented, the “Agreement”), among AMERICAN EXPRESS RECEIVABLES FINANCING  CORPORATION V LLC, a Delaware limited liability company, as transferor, TRS, as servicer and administrator, AMERICAN EXPRESS ISSUANCE TRUST, a statutory trust  created under the laws of the State of Delaware (the “Trust”), and THE BANK OF NEW YORK, as Indenture Trustee (the “Indenture Trustee”), does hereby certify  that:
     1. Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of November 1, 2007 (as amended and restated, the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2008-2 Indenture Supplement, dated as of August 07, 2008, between the Trust and the Indenture Trustee (as amended and supplemented, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.
     2. TRS is, as of the date hereof, the Servicer under the Agreement.
     3. The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
     4. This Certificate relates to the Payment Date occurring on January 15, 2010.
     5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
     6. The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default: None
     IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 12th day of January 2010.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By: Name:	/s/ Stephen J. Bakonyi Stephen J. Bakonyi
Title:	Vice President
ABS Operations

AMERICAN EXPRESS ISSUANCE TRUST
SERIES 2008-2
MONTHLY SERVICER STATEMENT

Monthly Period:	24-Nov-09 to 23-Dec-09
Record Date:	31-Dec-09
Payment Date:	15-Jan-10

TRUST TOTALS
TRUST ACTIVITY

1. Number of days in Monthly Period	30

2. Beginning of Monthly Period Number of Accounts	6,677,035

3. Beginning Principal Receivables, including any additions or removals during the Monthly Period	$7,262,158,880.82

3a. Addition of Principal Receivables	$0.00

3b. Removal of Principal Receivables	$0.00

4. Beginning Invested Amount of Collateral Certificates	NA

5. Beginning Excess Funding Account Amount	$0.00

6a. Beginning Required Pool Balance	$5,174,989,000.00

6b. Beginning Pool Balance	$7,262,158,880.82

7. Beginning Available Overconcentration Account Amount	$0.00

8. New Principal Receivables	$7,783,973,942.83

9. Principal Collections	$6,962,999,222.66

10. Gross Default Amount	$18,344,270.86

11. Ending Principal Receivables	$8,064,789,330.13

12. Ending Invested Amount of Collateral Certificates	$0.00

13. Ending Excess Funding Account Amount	$0.00

14. Ending Pool Balance	$8,064,789,330.13

15. Ending Required Pool Balance	$4,261,009,000.00

16. Ending Available Overconcentration Account Amount	$0.00

17. Required Overconcentration Account Amount	$0.00

18. End of Monthly Period Number of Accounts	6,667,043

TRUST TOTALS
TRUST PERFORMANCE

1. Principal Collections	$6,962,999,222.66

2. Principal Payment Rate	95.88%

3. Net Default Amount	$11,667,843.97

4. Annualized Net Default Rate	1.76%

5. Gross Default Amount	$18,344,270.86

6. Annualized Gross Default Rate	2.77%

7. Finance Charge Collections	$215,350,491.41

8. Trust Portfolio Yield (Net of Default)	30.73%

9. Delinquencies

31 - 60 Days Delinquent	$50,194,727.33

61 - 90 Days Delinquent	$22,907,974.52

90+ Days Delinquent	$52,102,897.28

Total 30+ Days Delinquent	$125,205,599.13

TRANSFEROR AMOUNT

1. Beginning Pool Balance	$7,262,158,880.82

2. Beginning Nominal Liquidation Amount	$5,174,989,000.00

3. Beginning Transferor Amount	$2,087,169,880.82

4. Ending Pool Balance	$8,064,789,330.13

5. Ending Nominal Liquidation Amount (after giving effect to any principal payments on the related Payment Date)	$4,261,009,000.00

6. Ending Transferor Amount (after giving effect to any principal payments on the related Payment Date)	$3,803,780,330.13

7. Ending Required Transferor Amount	$1,209,718,399.52

SERIES 2008-2 NOMINAL LIQUIDATION AMOUNT AS OF RELATED DISTRIBUTION DATE

1. Beginning Series 2008-2 Nominal Liquidation Amount	$1,061,009,000.00

2. Reimbursement of previous reductions in the Series 2008-2 Nominal Liquidation Amount	$0.00

3. Investor Charge-Offs	$0.00

4. Reallocated Principal Collections	$0.00

5. Principal Funding Account Deposit/(Withdrawal)	$530,504,500.00

6. Payments of principal of the Series 2008-2 Notes	$0.00

7. Ending Series 2008-2 Nominal Liquidation Amount	$530,504,500.00

	TRUST TOTALS	GROUP TOTALS
REALLOCATION GROUP B ALLOCATIONS

1. Nominal Liquidation Amount		$1,061,009,000.00

2. Finance Charge Collections	$215,350,491.41	$31,462,931.79

3. Interest		$3,530,703.55

4. Net Default Amount		$1,704,684.19

5. Servicing Fee paid to the servicer		$1,768,348.33

6. Additional Amounts		$0.00

SERIES 2008-2 ALLOCATIONS

1. Reallocation Group		Group B

2. Shared Excess Available Finance Charge Collections Group		Group B

3. Shared Excess Available Principal Collections Group		Group B

4. Opening Principal Funding Account Balance		$0.00

5. Series 2008-2 Floating Allocation Percentage		14.61%

6. Series 2008-2 Finance Charge Collections		$31,462,931.79

7. Series 2008-2 Reallocation Group B Finance Charge Collections		$31,462,931.79

8. Net Investment Proceeds from Principal Funding Account		$0.00

9. Amounts withdrawn from the Accumulation Reserve Account		$13.90

10. Series 2008-2 Available Finance Charge Collections		$31,462,945.69

11. Series 2008-2 Allocation of Shared Excess Available Finance Charge Collections		$0.00

12. Series 2008-2 LIBOR Determination Date		12/11/2009

13. Series 2008-2 Monthly Interest (15-Dec-09 to 14-Jan-10)		$3,530,703.55

14. Series 2008-2 Servicing Fee paid to the servicer		$1,768,348.33

15. Series 2008-2 Default Amount		$1,704,684.19

16. Series 2008-2 Principal Allocation Percentage		14.61%

17. Series 2008-2 Allocation of Principal Collections		1,017,301,461.38

18. Series 2008-2 Allocation of Shared Excess Available Principal Charge Collections		$0.00

19. Series 2008-2 Allocation of amounts withdrawn from the Overconcentration Account		$0.00

	TRUST TOTALS	GROUP TOTALS
APPLICATION OF SERIES 2008-2 AVAILABLE FINANCE CHARGE COLLECTIONS

1. Series 2008-2 Available Finance Charge Collections		$31,462,945.69

2. Class A Notes ($1,000,000,000)
a. Class A Monthly Interest (Note Interest Rate: 4.02000%)		$3,350,000.00
b. Class A Outstanding Monthly Interest		$0.00
c. Class A Additional Interest		$0.00
d. Class A Outstanding Additional Interest		$0.00

3. Class B Notes ($26,526,000)
a. Class B Monthly Interest (Note Interest Rate: 2.73313%)		$62,429.70
b. Class B Outstanding Monthly Interest		$0.00
c. Class B Additional Interest		$0.00
d. Class B Outstanding Additional Interest		$0.00

4. Class C Notes ($34,483,000)
a. Class C Monthly Interest (Note Interest Rate: 3.98313%)		$118,273.85
b. Class C Outstanding Monthly Interest		$0.00
c. Class C Additional Interest		$0.00
d. Class C Outstanding Additional Interest		$0.00

5. Series 2008-2 Servicing Fee paid to servicer		$1,768,348.33

6. Amount equal to Series 2008-2 Default Amount treated as Series 2008-2 Available Principal Collections		$1,704,684.19

7. Amount equal to unreimbursed reductions in the Series 2008-2 Nominal Liquidation Amount treated as Series 2008-2 Available Principal Collections		$0.00

8. Deposited to the Accumulation Reserve Account		$0.00

9. Deposited to the Class C Reserve Account		$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2008-2 notes treated as Series 2008-2 Available Principal Collections		$0.00

11. Remaining amount treated as Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections Group B		$24,459,209.62

12. Remaining amount paid to the holder of the Transferor Interest		$24,459,209.62

	TRUST TOTALS	GROUP TOTALS
APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2008-2

1. Shared Excess Available Finance Charge Collections		$0.00

2. Applied to fund Class A Monthly Interest and Class A Additional Interest and any past due Class A Monthly Interest and Class A Additional Interest		$0.00

3. Applied to fund Class B Monthly Interest and Class B Additional Interest and any past due Class B Monthly Interest and Class B Additional Interest		$0.00

4. Applied to fund Class C Monthly Interest and Class C Additional Interest and any past due Class C Monthly Interest and Class C Additional Interest		$0.00

5. Applied to unpaid Series 2008-2 Servicing Fee		$0.00

6. Amount equal to Series 2008-2 Default Amount treated as Series 2008-2 Available Principal Collections		$0.00

7. Amount equal to unreimbursed reductions in the Series 2008-2 Nominal Liquidation Amount treated as Series 2008-2 Available Principal Collections		$0.00

8. Deposited to the Accumulation Reserve Account		$0.00

9. Deposited to the Class C Reserve Account		$0.00

10. In the event of default and acceleration, amount up to the outstanding dollar principal amount of the Series 2008-2 Notes treated as Series 2008-2 Available Principal Collections		$0.00

11. Remaining amount treated as Shared Excess Available Finance Charge Collections available to cover Series Available Finance Charge Collections Shortfalls		$0.00

12. Remaining amount paid to the holder of the Transferor Interest		$0.00

PRINCIPAL COLLECTIONS

1. Series 2008-2 Principal Allocation Percentage		14.61%

2. Series 2008-2 Principal Collections		$1,017,301,461.38

3. Reallocated Principal Collections required to pay shortfalls in interest on the Class A Notes or the Class B Notes or shortfalls in the Series 2008-2 Servicing Fee and past due amounts thereon		$0.00

4. Item 2 minus Item 3		$1,017,301,461.38

5. Other amounts treated as Series 2008-2 Available Principal Collections		$1,704,684.19

6. Series 2008-2 Available Principal Collections (total of items 4 and 5)		$1,019,006,145.57

	TRUST TOTALS	GROUP TOTALS
APPLICATION OF AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD

1. Treated as Shared Excess Available Principal Collections		$0.00

APPLICATION OF PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD

1. Principal Funding Account		$530,504,500.00

2. Treated as Shared Excess Available Principal Collections		$488,501,645.57

APPLICATION OF PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD

1. Class A Noteholders		$0.00

2. Class B Noteholders		$0.00

3. Class C Noteholders		$0.00

4. Treated as Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2008-2

1. Series 2008-2 Available Principal Collections Shortfall		$0.00

2. Shared Excess Available Principal Collections		$0.00

3. During the Controlled Accumulation Period:

3a. Amount deposited in the Principal Funding Account		$0.00

4. During the Early Amortization Period:

4a. Paid to the Class A Noteholders		$0.00

4b. Paid to the Class B Noteholders		$0.00

4c. Paid to the Class C Noteholders		$0.00

	TRUST TOTALS	GROUP TOTALS
SERIES 2008-2 PRINCIPAL FUNDING, ACCUMULATION, CLASS C RESERVE ACCOUNT

1. Principal Funding Account
Opening Balance		$0.00
Additions		$530,504,500.00
Withdrawals		$0.00
Ending Balance		$530,504,500.00

2. Investment Proceeds on Principal Funding Account		$0.00

3. Accumulation Reserve Account Amount
Opening Balance		$1,061,009.00
Additions		$0.00
Withdrawals		$0.00
Ending Balance		$1,061,009.00

4. Investment Proceeds on Accumulation Reserve Account		$13.90

5. Accumulation Reserve Account target amount		$1,061,009.00

6. Class C Reserve Account Amount
Opening Balance		$0.00
Additions		$0.00
Withdrawals		$0.00
Ending Balance		$0.00

7. Investment Proceeds on Class C Reserve Account		$0.00

8. Required Class C Reserve Account amount		$0.00

	TRUST TOTALS	GROUP TOTALS
PORTFOLIO PERFORMANCE DATA

1. Series 2008-2 Portfolio Yield
Current Monthly Period		34.12%
Prior Monthly Period		32.52%
Second Prior Monthly Period		33.62%

2. Series 2008-2 Quarterly Portfolio Yield		33.42%

3. Series 2008-2 Base Rate
Current Monthly Period		5.86%
Prior Monthly Period		6.12%
Second Prior Monthly Period		5.75%

4. Series 2008-2 Quarterly Base Rate		5.91%

5. Series 2008-2 Excess Spread Percentage
Current Monthly Period		28.26%
Prior Monthly Period		26.40%
Second Prior Monthly Period		27.87%

6. Series 2008-2 Quarterly Excess Spread Percentage		27.51%

Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?		Yes

7. Principal Payment Rate
Current Monthly Period		95.88%
Prior Monthly Period		93.45%
Second Prior Monthly Period		93.88%

8. Quarterly Principal Payment Rate		94.40%

Is the Quarterly Principal Payment Rate greater than 60%?		Yes

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By: Name:	/s/ Stephen J. Bakonyi Stephen J. Bakonyi
Title:	Vice President
ABS Operations